Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income taxes [abstract]
Tax losses and deductible temporary differences for which no deferred tax assets recognized	$ 932
Temporary differences associated with investments in subsidiaries and equity-accounted investees, for which deferred tax liabilities have not been recognized	$ 8,710	$ 5,252